Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [1]	Dec. 31, 2025
Empower Mid Cap Value Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Mid Cap Value Fund (Institutional Class/MXKJX)
Average Annual Return, Percent	8.69%	11.01%		9.78%
Empower Mid Cap Value Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Mid Cap Value Fund (Investor Class/MXMVX)
Average Annual Return, Percent	8.32%	10.63%		9.40%
Empower S&P Mid Cap 400 Index Fund - Class L
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower S&P Mid Cap 400® Index Fund (Class L/MXBUX)
Average Annual Return, Percent	6.69%	8.23%	8.74%
Empower S&P Mid Cap 400® Index Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower S&P Mid Cap 400® Index Fund (Institutional Class/MXNZX)
Average Annual Return, Percent	7.35%	8.89%		10.51%
Empower S&P Mid Cap 400® Index Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower S&P Mid Cap 400® Index Fund (Investor Class/MXMDX)
Average Annual Return, Percent	6.94%	8.49%		10.10%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower T. Rowe Price Mid Cap Growth Fund (Institutional Class/MXYKX)
Average Annual Return, Percent	3.31%	3.96%		10.02%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower T. Rowe Price Mid Cap Growth Fund (Investor Class/MXMGX)
Average Annual Return, Percent	2.99%	3.61%		9.64%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	17.15%	13.15%	14.23%	14.29%
Russell Midcap® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index
Average Annual Return, Percent	11.05%	9.83%		9.78%
S&P MidCap 400® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400® Index
Average Annual Return, Percent	7.50%	9.12%	9.56%	10.72%
Russell Midcap® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Average Annual Return, Percent	8.66%	6.65%		12.49%

[1]	Class L inception date was April 7, 2017.